Share-Based Compensation - Schedule of Transaction Activities of Restricted Shares (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule Of Transaction Activities Of Restricted Shares Abstract
Number of Restricted Shares, beginning balance | shares
Weighted Average Grant-date Fair Value, beginning balance | $ / shares
Number of Restricted Shares, Granted | shares	2,450,957
Weighted Average Grant-date Fair Value, Granted | $ / shares	$ 5.64
Number of Restricted Shares, Vested | shares	(1,404,000)
Weighted Average Grant-date Fair Value, Vested | $ / shares	$ 5.64
Number of Restricted Shares, ending balance | shares	1,046,957
Weighted Average Grant-date Fair Value, ending balance | $ / shares	$ 5.64